Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Sales, net	$ 1,660,726	$ 1,317,092
Cost of goods sold	999,911	946,090
Gross margin	660,815	371,002
Operating expenses:
General and administrative expense -related party	26,020,400
Payroll and taxes	241,018	248,084
Legal and professional fees	242,892	55,131
Rent	16,225	28,896
General and administrative	301,126	159,920
Total operating expenses	26,821,661	492,031
Income (loss) from operations	(26,160,846)	(121,029)
Other (expense)
Interest expense	(34,299)	(29,955)
Miscellaneous income	40,084
Total other (expense)	5,785	(29,955)
Income (loss) before income taxes	(26,155,061)	(150,984)
Provision for income taxes (benefit)
Net loss	$ (26,155,061)	$ (150,984)
Basic and diluted earnings (loss) per common share	$ (2.00)	$ (0.01)
Weighted-average number of common shares outstanding:
Basic and diluted	13,076,590	12,944,088
Comprehensive income (loss):
Net income(loss)	$ (26,155,061)	$ (150,984)
Unrealized gain on foreign exchange	9,892
Comprehensive income (loss)	$ (26,145,169)	$ (150,984)